Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 200 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 640,266,510	$ 540,492,947
Amounts allocated to withdrawing participants	(537,569)	(417,535)
Net assets available for benefits per the Form 5500	$ 639,728,941	$ 540,075,412